S000088120 [Member] Expense Example, No Redemption - Morgan Stanley Pathway Small-Mid Cap Equity ETF - Morgan Stanley Pathway Small-Mid Cap Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 63
Expense Example, No Redemption, 3 Years	257
Expense Example, No Redemption, 5 Years	467
Expense Example, No Redemption, 10 Years	$ 1,071